TRADE AND OTHER RECEIVABLES - Aging Analysis of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	$ 83,319	$ 104,405
Loss allowances	1,337	841
Trade receivable, net	81,982	103,564
Current
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	69,607	90,080
Loss allowances	66	98
Trade receivable, net	69,541	89,982
Past due | 1-30 days
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	10,166	11,140
Loss allowances	102	76
Trade receivable, net	10,064	11,064
Past due | 31-60 days
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	2,127	1,572
Loss allowances	51	75
Trade receivable, net	2,076	1,497
Past due | 61-90 days
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	298	504
Loss allowances	32	36
Trade receivable, net	266	468
Past due | 91-120 days
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	27	66
Loss allowances	10	2
Trade receivable, net	17	64
Past due | >120 days
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	1,094	1,043
Loss allowances	1,076	554
Trade receivable, net	$ 18	$ 489